Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans Tables
Schedule of shares held by the ESOP
Shares held by the ESOP include the following:

	December 31
	2013	2012

Allocated	116,465	121,608
Unallocated	—	—
Total	116,465	121,608

Summary of stock option activity
A summary of option activity under the Plans during the years ended December 31, 2013 and 2012 is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2012	182,682	$9.47	4.30	—

Granted	—	$0.00

Exercised	—	$0.00

Forfeited or Expired	(15,062)	$8.81

Outstanding at December 31, 2012	167,620	$9.53	3.38	—

Granted	—	$0.00

Exercised	—	$0.00

Forfeited or expired	(17,590)	$9.60

Oustanding at December 31, 2013	150,030	$9.52	2.40	—

Options Exercisable at December 31, 2013	150,030	$9.52	2.40	—